Income Taxes - Aggregate Changes in Balance of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of period	$ 15,333	$ 14,048
Tax positions taken in prior periods, Gross increases	246	823
Tax positions taken in prior periods, Gross decreases		(58)
Tax positions taken in current period, Gross increases	700	520
Tax positions taken in current period, Settlements	(564)
Unrecognized tax benefits, end of period	$ 15,715	$ 15,333